Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund)	December 31, 2021 (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds — 38.42%
Banking — 10.56%
ABN AMRO Bank
2.875% 1/18/28 μ	EUR	1,300,000	$ 1,521,628
4.375% 9/22/25 μ, ψ	EUR	500,000	610,877

Banco Santander 6.75% 4/25/22 μ, ψ	EUR	200,000	233,102
Barclays 2.00% 2/7/28 μ	EUR	1,400,000	1,623,029
BNP Paribas
2.625% 10/14/27 μ	EUR	2,200,000	2,555,788
144A 4.50% (H15T5Y + 2.944%) 2/25/30 #, μ, ψ		320,000	320,536

BPCE 2.75% 11/30/27 μ	EUR	500,000	583,715
Credit Suisse Group
3.25% 4/2/26 μ	EUR	400,000	495,686
144A 7.25% 9/12/25 #, μ, ψ		400,000	439,612

Deutsche Bank 5.625% 5/19/31 μ	EUR	400,000	534,462
Dresdner Funding Trust I 8.151% 6/30/31		430,000	609,306
HSBC Holdings 5.875% 9/28/26 μ, ψ	GBP	300,000	438,821
ING Groep
2.125% 5/26/31 μ	EUR	500,000	596,375
3.00% 4/11/28 μ	EUR	2,200,000	2,595,315

Lloyds Banking Group 4.947% 6/27/25 μ, ψ	EUR	400,000	497,308
NatWest Group 5.125% 5/12/27 μ, ψ	GBP	200,000	284,584
Nordea Bank Abp 3.50% 3/12/25 μ, ψ	EUR	670,000	792,353
Societe Generale 144A 5.375% 11/18/30 #, μ, ψ		319,000	335,875
UniCredit 4.875% 2/20/29 μ	EUR	300,000	366,877
			15,435,249
Basic Industry — 1.51%
Chemours 4.00% 5/15/26	EUR	200,000	231,400
ELM for Firmenich International 3.75% 9/3/25 μ, ψ	EUR	500,000	603,187
ICL Group 144A 6.375% 5/31/38 #		333,000	429,570
Indonesia Asahan Aluminium Persero Pte 6.757% 11/15/48		245,000	313,958
International Flavors & Fragrances 5.00% 9/26/48		171,000	220,348
Westlake Chemical 1.625% 7/17/29	EUR	344,000	406,182
			2,204,645
Capital Goods — 0.81%
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	600,000	649,940
Leonardo 2.375% 1/8/26	EUR	450,000	531,233
			1,181,173
Communications — 2.91%
Altice France 5.875% 2/1/27	EUR	363,000	432,389
AT&T 4.25% 6/1/43	GBP	176,000	297,437
NQ-IRBAX [12/21] 2/22 (2028217)    1

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
British Telecommunications 3.25% 11/8/29		870,000	$ 890,256
Charter Communications Operating 5.75% 4/1/48		400,000	499,950
CK Hutchison Group Telecom Finance 1.50% 10/17/31	EUR	200,000	231,635
Discovery Communications 5.30% 5/15/49		184,000	230,940
Fox 5.576% 1/25/49		372,000	508,962
Telefonica Emisiones
5.213% 3/8/47		400,000	497,811
7.045% 6/20/36		145,000	207,126

Vodafone Group 2.625% 8/27/80 μ	EUR	390,000	452,895
			4,249,401
Consumer Cyclical — 3.82%
B2W Digital 144A 4.375% 12/20/30 #		200,000	180,544
BorgWarner 1.00% 5/19/31	EUR	600,000	671,946
Faurecia 3.75% 6/15/28	EUR	400,000	476,695
General Motors 6.80% 10/1/27		600,000	736,996
IHO Verwaltungs GmbH PIK 3.875% 5/15/27 >	EUR	300,000	349,021
Jaguar Land Rover Automotive 144A 7.75% 10/15/25 #		200,000	216,500
PVH 3.125% 12/15/27	EUR	340,000	431,246
RCI Banque 2.625% 2/18/30 μ	EUR	600,000	686,753
Starbucks 4.45% 8/15/49		123,000	151,800
Volkswagen International Finance 3.50% 6/17/25 μ, ψ	EUR	1,000,000	1,215,206
ZF Europe Finance 3.00% 10/23/29	EUR	400,000	471,607
			5,588,314
Consumer Non-Cyclical — 1.32%
Anheuser-Busch InBev Worldwide 5.80% 1/23/59		365,000	529,227
CVS Health 5.05% 3/25/48		244,000	319,577
HCA 5.25% 6/15/49		320,000	411,757
Mars 144A 4.20% 4/1/59 #		100,000	128,406
Picard Groupe SAS 144A 3.875% 7/1/26 #	EUR	278,000	321,360
Thermo Fisher Scientific 2.875% 7/24/37	EUR	158,000	218,402
			1,928,729
Energy — 2.45%
BP Capital Markets 1.231% 5/8/31	EUR	750,000	884,468
Petroleos Mexicanos 7.69% 1/23/50		350,000	338,441
Raizen Fuels Finance 144A 5.30% 1/20/27 #		389,000	423,444
Repsol International Finance 4.247% 9/11/28 μ, ψ	EUR	200,000	246,867
TotalEnergies 2.708% 5/5/23 μ, ψ	EUR	700,000	819,838
Transcanada Trust 5.30% 3/15/77 μ		844,000	873,034
			3,586,092
2    NQ-IRBAX [12/21] 2/22 (2028217)

(Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials — 0.99%
Aroundtown
1.45% 7/9/28	EUR	400,000	$ 467,563
1.625% 1/31/28	EUR	200,000	236,439

MAF Global Securities 5.50% 9/7/22 μ, ψ		400,000	406,244
Vonovia Finance 1.125% 9/14/34	EUR	300,000	332,489
			1,442,735
Insurance — 3.28%
Allianz
2.625% 10/30/30 μ, ψ	EUR	400,000	453,046
144A 3.20% 10/30/27 #, μ, ψ		600,000	577,500

Aviva 4.375% 9/12/49 μ	GBP	280,000	419,198
Chubb INA Holdings 2.50% 3/15/38	EUR	243,000	324,037
CNP Assurances 2.50% 6/30/51 μ	EUR	800,000	965,012
Muenchener Rueckversicherungs-Gesellschaft in Muenchen 1.25% 5/26/41 μ	EUR	1,000,000	1,124,138
Sagicor Financial 144A 5.30% 5/13/28 #		200,000	205,299
UnitedHealth Group 3.70% 8/15/49		119,000	137,285
Zurich Finance Ireland Designated Activity 1.875% 9/17/50 μ	EUR	500,000	585,790
			4,791,305
Real Estate Investment Trusts — 1.44%
Digital Stout Holding 3.75% 10/17/30	GBP	300,000	454,926
Prologis Euro Finance
0.625% 9/10/31	EUR	340,000	375,498
1.50% 9/10/49	EUR	450,000	483,575

Unibail-Rodamco-Westfield 2.125% 7/25/23 μ, ψ	EUR	700,000	789,793
			2,103,792
Technology — 1.30%
Apple 1.125% 5/11/25		824,000	822,048
Hewlett Packard Enterprise
4.90% 10/15/25		359,000	398,562
6.35% 10/15/45		500,000	671,141
			1,891,751
Transportation — 2.44%
Abertis Infraestructuras 1.625% 7/15/29	EUR	300,000	353,616
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	500,000	581,473
Autostrade per l'Italia 2.00% 12/4/28	EUR	450,000	531,591
CSX 4.75% 11/15/48		390,000	503,962
Gatwick Airport Finance 4.375% 4/7/26	GBP	350,000	466,337
NQ-IRBAX [12/21] 2/22 (2028217)    3

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
International Consolidated Airlines Group 3.75% 3/25/29	EUR	500,000	$ 558,074
Wizz Air Finance 1.35% 1/19/24	EUR	500,000	575,335
			3,570,388
Utilities — 5.59%
Clearway Energy Operating 144A 4.75% 3/15/28 #		187,000	196,859
DPL 4.35% 4/15/29		240,000	255,344
E.ON 1.00% 10/7/25	EUR	400,000	470,431
Electricite de France 3.375% 6/15/30 μ, ψ	EUR	600,000	707,384
EnBW Energie Baden-Wuerttemberg 1.625% 8/5/79 μ	EUR	1,400,000	1,596,299
Enel 1.875% 6/8/30 μ, ψ	EUR	600,000	663,563
Engie 1.50% 5/30/28 μ, ψ	EUR	500,000	568,371
Greenko Power II 144A 4.30% 12/13/28 #		200,000	203,750
Iberdrola International 1.874% 1/28/26 μ, ψ	EUR	600,000	696,938
NextEra Energy Operating Partners 144A 4.50% 9/15/27 #		360,000	389,160
Pattern Energy Operations 144A 4.50% 8/15/28 #		370,000	384,452
Southern 1.875% 9/15/81 μ	EUR	500,000	554,324
TerraForm Power Operating 144A 5.00% 1/31/28 #		440,000	466,675
Veolia Environnement 2.50% 1/20/29 μ, ψ	EUR	300,000	342,925
Vistra Operations
144A 5.00% 7/31/27 #		580,000	602,655
144A 5.625% 2/15/27 #		68,000	70,126
			8,169,256
Total Corporate Bonds (cost $54,951,650)			56,142,830

Sovereign Bonds — 30.84%Δ
Albania — 0.15%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	200,000	224,291
			224,291
Argentina — 0.15%
Argentine Republic Government International Bond 2.50% 7/9/41 ~		630,000	223,335
			223,335
Bermuda — 0.32%
Bermuda Government International Bond 3.375% 8/20/50		472,000	473,770
			473,770
4    NQ-IRBAX [12/21] 2/22 (2028217)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Brazil — 0.24%
Brazilian Government International Bond 4.75% 1/14/50		400,000	$ 356,404
			356,404
Canada — 3.39%
Canadian When Issued Government Bond 1.00% 6/1/27	CAD	6,350,000	4,955,806
			4,955,806
Chile — 0.34%
Chile Government International Bond 3.50% 1/25/50		480,000	497,923
			497,923
Colombia — 0.68%
Colombia Government International Bonds
4.50% 1/28/26		400,000	419,442
6.125% 1/18/41		553,000	570,909
			990,351
Dominican Republic — 0.15%
Dominican Republic International Bond 6.50% 2/15/48		210,000	223,127
			223,127
Germany — 2.08%
Bundesrepublik Deutschland Bundesanleihe
0.00% 8/15/31 ^	EUR	1,539,000	1,783,880
0.258% 8/15/50 ^	EUR	1,150,000	1,254,026
			3,037,906
Ghana — 0.14%
Ghana Government International Bond 7.875% 2/11/35		260,000	204,750
			204,750
Indonesia — 1.78%
Indonesia Government International Bonds
1.30% 3/23/34	EUR	460,000	507,682
1.40% 10/30/31	EUR	219,000	250,530
1.45% 9/18/26	EUR	687,000	810,754
3.85% 10/15/30		416,000	468,698
Indonesia Treasury Bond 8.375% 4/15/39	IDR	7,041,000,000	557,747
			2,595,411
Israel — 0.39%
Israel Government International Bond 4.50% 4/3/20		443,000	566,766
			566,766
NQ-IRBAX [12/21] 2/22 (2028217)    5

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy — 1.81%
Italy Buoni Poliennali Del Tesoro
144A 1.70% 9/1/51 #	EUR	1,610,000	$ 1,721,303
144A 2.45% 9/1/50 #	EUR	740,000	928,463
			2,649,766
Ivory Coast — 0.57%
Ivory Coast Government International Bonds
4.875% 1/30/32	EUR	390,000	428,275
5.875% 10/17/31	EUR	350,000	410,316
			838,591
Japan — 2.82%
Japan Treasury Discount Bill 0.00% 1/25/22 ^	JPY	473,900,000	4,120,051
			4,120,051
Mexico — 0.32%
Mexico Government International Bond 2.875% 4/8/39	EUR	400,000	460,460
			460,460
Morocco — 0.37%
Morocco Government International Bond 4.00% 12/15/50		590,000	536,900
			536,900
Nigeria — 0.43%
Nigeria Government International Bonds
7.375% 9/28/33		200,000	191,160
7.625% 11/28/47		479,000	430,061
			621,221
Norway — 7.45%
Norway Government Bond 144A 1.375% 8/19/30 #	NOK	98,357,000	10,890,018
			10,890,018
Peru — 0.64%
Peruvian Government International Bond 2.392% 1/23/26		919,000	934,632
			934,632
Philippines — 0.24%
Philippine Government International Bond 0.25% 4/28/25	EUR	304,000	345,284
			345,284
6    NQ-IRBAX [12/21] 2/22 (2028217)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Romania — 0.47%
Romanian Government International Bonds
2.00% 4/14/33	EUR	300,000	$ 312,120
3.375% 1/28/50	EUR	350,000	376,457
			688,577
Saudi Arabia — 0.54%
Saudi Government International Bond 2.25% 2/2/33		815,000	796,508
			796,508
Serbia — 0.57%
Serbia International Bonds
1.00% 9/23/28	EUR	369,000	398,839
1.50% 6/26/29	EUR	390,000	430,435
			829,274
South Africa — 0.74%
Republic of South Africa Government International Bonds
5.75% 9/30/49		310,000	298,918
5.875% 6/22/30		700,000	781,917
			1,080,835
Spain — 2.91%
Spain Government Bond 144A 0.50% 10/31/31 #	EUR	3,750,000	4,246,476
			4,246,476
Sweden — 0.36%
Sweden Government Bond 1.375% 6/23/71	SEK	4,730,000	532,768
			532,768
Uzbekistan — 0.79%
Republic of Uzbekistan International Bonds
3.90% 10/19/31		625,000	599,969
5.375% 2/20/29		519,000	553,172
			1,153,141
Total Sovereign Bonds (cost $46,908,219)			45,074,342

US Treasury Obligations — 24.59%
US Treasury Bond 3.375% 11/15/48		6,870,000	8,991,381
US Treasury Floating Rate Note 0.125% (USBMMY3M + 0.04%) 10/31/23 •		3,930,000	3,931,102
US Treasury Notes
0.25% 3/15/24		4,400,000	4,347,922
NQ-IRBAX [12/21] 2/22 (2028217)    7

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.25% 8/31/25	12,650,000	$ 12,255,182
1.125% 2/28/25	6,390,000	6,413,463
Total US Treasury Obligations (cost $35,185,688)		35,939,050
	Number of contracts
Options Purchased — 0.01%
Foreign Currency Call Option — 0.00%
USD versus MXN, strike price $21.99, expiration date 1/13/22, notional amount $93,020,238 (MS)	4,230,000	877
Foreign Currency Put Option — 0.01%
USD versus MXN, strike price $20.34, expiration date 1/13/22, notional amount $86,033,970 (MS)	4,230,000	15,634
Total Options Purchased (cost $66,792)		16,511
	Number of shares
Short-Term Investments — 1.02%
Money Market Mutual Fund — 1.02%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.03%)	1,495,347	1,495,347
Total Short-Term Investments (cost $1,495,347)		1,495,347
Total Value of Securities Before Options Written—94.88% (cost $138,607,696)		138,668,080
Number of contracts
Options Written — (0.01%)
Foreign Currency Call Option — (0.00%)
USD versus MXN, strike price $21.99, expiration date 1/13/22, notional amount $(93,020,238) (MS)	(4,230,000)	(878)
8    NQ-IRBAX [12/21] 2/22 (2028217)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Foreign Currency Put Option — (0.01%)
USD versus MXN, strike price $20.34, expiration date 1/13/22, notional amount $(86,033,970) (MS)	(4,230,000)	$ (15,567)
Total Options Written (premium received $58,015)		$(16,445)
Receivables and Other Assets Net of Liabilities—5.13%		7,495,987
Net Assets Applicable to 14,935,186 Shares Outstanding—100.00%		$146,147,622
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $23,902,874, which represents 16.36% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2021.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ-IRBAX [12/21] 2/22 (2028217)    9

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	7,060	USD	(4,980)	2/18/22	$157	$—
CITI	EUR	1,848,000	GBP	(2,085,098)	2/18/22	20,905	—
CITI	EUR	(3,660,271)	USD	4,140,209	2/18/22	—	(31,079)
CITI	GBP	(1,576,582)	EUR	2,085,098	2/18/22	—	(48,481)
CITI	SEK	(19,000,000)	USD	2,138,932	2/18/22	35,487	—
GSC	EUR	(940,000)	USD	1,061,783	2/18/22	—	(9,452)
GSC	EUR	9,588,947	NOK	(10,819,209)	2/18/22	108,473	—
GSC	EUR	(1,335,657)	SEK	1,507,124	2/18/22	—	(15,008)
GSC	GBP	(1,252,503)	USD	1,658,962	2/18/22	—	(36,042)
GSC	JPY	(473,900,000)	USD	4,330,543	1/25/22	209,921	—
GSC	NOK	(98,818,177)	EUR	10,819,209	2/18/22	—	(391,780)
GSC	NOK	15,238,789	USD	(1,670,770)	2/18/22	58,080	—
GSC	SEK	13,713,477	EUR	(1,507,124)	2/18/22	11,062	—
JPMCB	EUR	(4,423,000)	USD	5,018,242	1/28/22	—	(20,258)
JPMCB	EUR	(2,200,000)	USD	2,487,727	2/18/22	—	(19,420)
JPMCB	EUR	1,251,708	NOK	(1,412,303)	2/18/22	14,160	—
JPMCB	NOK	(12,900,000)	EUR	1,412,303	2/18/22	—	(51,211)
MS	CAD	(6,379,171)	USD	4,988,474	2/18/22	—	(54,189)
MS	EUR	(47,017,408)	USD	53,164,689	2/18/22	—	(416,924)
MS	JPY	(566,690,880)	USD	4,998,762	2/18/22	70,452	—
Total Foreign Currency Exchange Contracts						$528,697	$(1,093,844)
10    NQ-IRBAX [12/21] 2/22 (2028217)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(70)	Euro-Bobl	$(10,618,562)	$(10,694,149)	3/8/22	$75,587	$—	$428
(42)	Euro-BTP	(7,029,577)	(7,132,469)	3/8/22	102,892	—	583
49	Euro-Bund	9,560,133	9,722,557	3/8/22	—	(162,424)	(920)
(8)	Euro-Buxl	(1,882,988)	(1,988,991)	3/8/22	106,003	—	601
(71)	Euro-Oat	(13,187,986)	(13,423,087)	3/8/22	235,101	—	1,332
(15)	Euro-Schatz	(1,913,192)	(1,916,530)	3/8/22	3,338	—	19
(11)	Long 10 yr Gilt	(1,859,642)	(1,863,199)	3/29/22	3,557	—	(1,771)
283	US Treasury 5 yr Notes	34,236,367	34,130,942	3/31/22	105,425	—	19,898
(111)	US Treasury 10 yr Notes	(14,482,031)	(14,368,354)	3/22/22	—	(113,677)	(6,938)
(39)	US Treasury 10 yr Ultra Notes	(5,711,063)	(5,645,777)	3/22/22	—	(65,286)	(10,359)
(171)	US Treasury Long Bonds	(27,434,813)	(27,234,207)	3/22/22	—	(200,606)	(96,188)
Total Futures Contracts			$(40,413,264)		$631,903	$(541,993)	$(93,315)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
BNP – BNP Paribas
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
GSC – Goldman Sachs Bank USA
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
NQ-IRBAX [12/21] 2/22 (2028217)    11

Schedule of investments
Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund) (Unaudited)
Summary of abbreviations: (continued)
PIK – Payment-in-kind
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
USD – US Dollar
12    NQ-IRBAX [12/21] 2/22 (2028217)